Note 23 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Senior Notes	$ 542,044	$ 495,519
Senior Notes, fair value	$ 500,019	$ 437,774